UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Reaves Utility Income Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

7/31/2005 (Unaudited)

				Shares	Value
COMMON STOCK		124.59%
CONSUMER STAPLES		8.85%
	Altria Group, Inc.			535,300	$35,843,688
	Reynolds American Inc.			25,000	2,082,750
	UST Inc.			200,000	9,204,000
					47,130,438

ELECTRIC		74.58%
	Ameren Corp.			899,300	50,019,066
	Cinergy Corp.			145,000	6,401,750
	Consolidated Edison, Inc.			285,100	13,730,416
	Constellation Energy Group, Inc.			315,000	18,966,150
	Dominion Resources Inc.			50,000	3,693,000
	Duke Energy Corp.			2,000,000	59,080,000
	Duquesne Light Holdings Inc.			447,800	8,687,320
	Enel S.P.A, ADR			461,600	19,802,640
	Exelon Corp.			480,000	25,689,600
	FirstEnergy Corp.			200,000	9,956,000
	Great Plains Energy Inc.			1,453,700	47,187,102
	Idacorp Inc.			10,000	314,500
	OGE Energy Corp.			996,700	30,279,746
	PNM Resources Inc.			75,000	2,204,250
	PPL Corp.			360,000	22,168,800
	Progress Energy Inc.			40,000	1,784,400
	Public Service Enterprise Group Inc.			411,800	26,478,740
	Southern Co.			100,000	3,499,000
	TECO Energy, Inc.			770,200	14,602,992
	TXU Corp.			50,000	4,332,000
	TransAlta Corp.			325,000	5,713,500
	WPS Resources Corp.			189,000	10,916,640
	Xcel Energy Inc.			605,000	11,743,050
					397,250,662

ENERGY		7.41%
	Amerada Hess Corp.			15,000	1,767,900
	BP Amoco PLC, ADR			200,000	13,176,000
	Eni S.P.A			5,000	707,000
	Statoil ASA, ADR			50,000	1,085,500
	Royal Dutch Shell PLC-ADR A*			190,000	11,643,200
	Todco *			85,000	2,610,350
	Transocean Inc.*			150,000	8,464,500
					39,454,450

FINANCIALS		0.60%
	Citigroup Inc.			50,000	2,175,000
	Lloyd TSB Group			30,000	1,024,200
					3,199,200

GAS		9.75%
	ONEOK, Inc.			340,000	11,883,000
	Peoples Energy Corp.			539,300	23,270,795
	Sempra Energy			299,700	12,737,250
	South Jersey Industries, Inc.			24,400	716,628
	Southern Union Co.*			20,000	508,800
	Southwest Gas Corp.			50,000	1,339,000
	Vectren Corp.			50,400	1,460,592
					51,916,065

TELEPHONE		23.40%
	Alltel Corp.			10,000	665,000
	AT&T Corp.			1,543,300	30,557,340
	BCE Inc.			860,600	20,792,096
	BellSouth Corp.			170,000	4,692,000
	Citizens Communications Co.			1,560,000	20,498,400
	SBC Communications Inc.			1,540,000	37,653,000
	TDC A/S, ADR			115,500	2,598,750
	Telecom Corp., ADR			210,000	7,213,500
					124,670,086

TRANSPORTATION		0.00	%***
	Ship Finance International Limited			1,000	18,800

TOTAL COMMON STOCK (Cost $570,440,661)					663,639,701

PREFERRED STOCK		12.59%
CONSUMER DISCRETIONARY		0.40%
	Corts Ford Trust, 7.40% 11/01/46			97,700	2,139,630

ELECTRIC		5.20%
	AES Trust III, 6.75%, 10/15/29			133,100	6,428,730
	BGE Capital Trust II, 6.20%, 10/15/43			180,000	4,618,800
	Consumers Energy Co. Funding Trust IV, 9.00%, 06/30/31			136,800	3,537,648
	Entergy Arkansas Inc., 7.32%			5,501	573,308
	Entergy Arkansas Inc.,			3,936	100,245

	Entergy Gulf States Inc., Series A, 7.00%, 12/15/04**	4,472	453,349
	Entergy Louisiana Inc., Series 92, 8.00%	1,200	30,563
	Georgia Power Capital Trust V, 7.125%, 03/31/42	141,400	3,677,814
	Great Plains Energy Inc, 8.00%, 02/16/07	50,000	1,375,000
	Monongahela Power, Series L, 7.73%	1,500	155,719
	NVP Capital Trust III, 7.75%, 09/30/38	52,400	1,330,960
	PSEG Funding Trust II, 8.75%, 12/31/32	90,100	2,442,611
	Public Service Co. of New Mexico, Series 1965, 4.58%	10,967	1,034,325
	Puget Sound Energy Capital Trust, 8.40%, 06/30/41	20,000	517,000
	Sierra Pacific Power, Series 1, 7.80%	26,140	620,009
	Southern Cal Edison, 4.32%	10,000	201,500
	TXU U.S. Holding Co., 5.08%	6,306	603,603
			27,701,184

FINANCIALS	4.37%
	ABN AMRO Capital Funding Trust VII, 6.08%	120,000	3,036,000
	GMAC, 7.375%	50,000	1,129,000
	GMAC, 7.375%	10,000	209,000
	Merrill Lynch & Co., Series H, 3.65%**	535,000	12,743,700
	Renaissance Holdings Ltd., Series C, 6.08%*	265,300	6,168,225
			23,285,925

GAS	1.25%
	ONEOK, Inc., 8.50%, 02/16/06	156,800	6,653,024

REAL ESTATE INVESTMENT TRUSTS	0.66%
	Duke Realty Corp., Series K, 6.50%	138,700	3,500,788

TELEPHONE	0.71%
	Preferred Plus Trust
	Series SPR1, 7.00%, 11/15/28	12,624	321,407
	Series T1, 7.35%, 03/15/29	69,800	1,810,612
	Trust Certificates 2001-1, Series T, 7.45%, 03/15/29	61,900	1,621,780
			3,753,799

TOTAL PREFERRED STOCK (Cost $66,028,127)			67,034,350

		Bond Rating	Principal
		Moody/S&P	Amount
CORPORATE BONDS		6.25%
ELECTRIC		5.04%
	Calpine Corp., 7.875%, 04/01/08	Caal/CCC+	$6,000,000	4,245,000
	Calpine Generating Co., 11.50%, 04/01/11, 144A^	B3/CCC+	22,000,000	20,680,000
	TXU Corp., 6.375%, 06/15/06	Ba1/BBB-	1,900,000	1,937,669
				26,862,669

TELEPHONE		1.21%
	Qwest Corp, 7.50%, 06/15/23		7,000,000	6,440,000

TOTAL CORPORATE BONDS (Cost $34,492,657)				33,302,669

		Shares
MUTUAL FUNDS	3.55%
Goldman Financial Square Money Market Fund		15,588,302	15,588,302
Loomis Sayles High Income Fund		424,929	3,288,952

TOTAL MUTUAL FUNDS (Cost $18,588,302)			18,877,254

TOTAL INVESTMENTS (Cost $689,549,747)		146.98%	782,853,974
Liabilities in Excess of Other Assets		-1.92%	(10,213,735)

Liquidation Preference of Auction Market Preferred Shares: Series M7, F7, W28		-45.06%	(240,000,000)
NET ASSETS ATTRIBUTABLE TO COMMON SHARES		100.00%	$532,640,239

ADR- American Depositary Receipt

*Non-income producing security

**Floating or variable rate security- rate disclosed as of July 31, 2005. Maturity date represents the next rate reset date.

*** Less than 0.005%

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $20,680,000 or 3.88% of net assets.

Ratings:

The Moody’s and S&P ratings are believed to be the most recent ratings as of July 31, 2005.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of July 31, 2005
Gross appreciation (excess of value over tax cost)	99,589,537
Gross depreciation (excess of tax cost over value)	(6,686,071)
Net unrealized appreciation	$92,903,466
Cost of investments for income tax purposes	$689,950,508

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.   The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 26, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	September 26, 2005